iClima Distributed Renewable Energy Transition Leaders ETF

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Auto Manufacturers - 7.9%
BYD Co. Ltd. - H Shares	2,940	$90,418
Cummins, Inc.	181	42,010
Tesla, Inc. (1)	49	33,673
		166,101
Building Materials - 2.9%
Nibe Industries AB - B Shares	5,029	60,086

Commercial Services - 3.7%
Quanta Services, Inc.	569	51,722
Vivint Smart Home, Inc. (1)	2,108	25,865
		77,587
Distribution & Wholesale - 2.4%
Resideo Technologies, Inc. (1)	1,709	50,416

Electric - 2.2%
Ameresco, Inc. - Class A (1)	668	45,778

Electrical Components & Equipment - 17.7%
ABB Ltd.	1,428	52,201
Blink Charging Co. (1)	813	28,073
EnerSys	485	47,850
Generac Holdings, Inc. (1)	160	67,098
Nexans SA	540	51,611
Prysmian SpA	1,288	46,155
Schneider Electric SE	288	48,256
SMA Solar Technology AG	576	30,162
		371,406
Electronics - 11.7%
Advanced Energy Industries, Inc.	388	40,255
Itron, Inc. (1)	437	43,097
Smart Metering Systems PLC	4,464	56,045
Trimble, Inc. (1)	597	51,044
Vicor Corp. (1)	468	54,105
		244,546
Energy - Alternate Sources - 20.0%
Ballard Power Systems, Inc. (1)	1,164	18,835
Canadian Solar, Inc. (1)	712	28,658
Cleanspark, Inc. (1)	1,409	19,021
Enphase Energy, Inc. (1)	213	40,385
FuelCell Energy, Inc. (1)	1,829	11,577
ITM Power PLC (1)	4,761	27,153
Landis+Gyr Group AG	609	48,045
Plug Power, Inc. (1)	620	16,914
SolarEdge Technologies, Inc. (1)	137	35,549
Sunnova Energy International, Inc. (1)	916	34,900
SunPower Corp. (1)	941	23,309
Sunrun, Inc. (1)	569	30,140
Xinyi Solar Holdings Ltd.	42,533	85,381
		419,867
Engineering & Construction - 5.4%
Alfen Beheer BV (1)	416	41,930
MYR Group, Inc. (1)	740	70,766
		112,696
Hand & Machine Tools - 4.4%
Meidensha Corp.	4,252	91,704

Machinery - Construction & Mining - 1.1%
Bloom Energy Corp. - Class A (1)	1,029	22,432

Metal Fabricate & Hardware - 2.3%
Valmont Industries, Inc.	205	48,575

Miscellaneous Manufacturers - 8.1%
Alstom SA	773	32,045
Eaton Corp. PLC	356	56,266
ESCO Technologies, Inc.	428	40,390
Siemens AG	268	41,816
		170,517
Semiconductors - 9.0%
Analog Devices, Inc.	288	48,217
Dialog Semiconductor PLC (1)	665	51,130
Infineon Technologies AG	1,049	39,973
NXP Semiconductors NV	244	50,359
		189,679
Software - 1.0%
Veritone, Inc. (1)	997	20,618
Total Common Stocks
(Cost $2,041,964)		2,092,008

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.026% (2)	5,160	5,160
Total Short-Term Investments
(Cost $5,160)		5,160

Total Investments in Securities - 100.0%
(Cost $2,047,124)		2,097,168
Other Liabilities in Excess of Assets - (0.0)% (3)		(183)
Total Net Assets - 100.0%		$2,096,985

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2021.
(3)	Does not round to 0.5% or (0.5)%, as applicable.

Summary of Fair Value Exposure at July 31, 2021 (Unaudited)

The iClima Distributed Renewable Energy Transition Leaders ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$2,092,008	$–	$–	$2,092,008
Short-Term Investments	–	5,160	–	–	5,160
Total Investments in Securities	$–	$2,097,168	$–	$–	$2,097,168

(1) See Schedule of Investment for the industry breakout.